Accumulated Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Pre-tax Amount
Balance at beginning of period	$ (8,644)	$ (74,979)	$ (84,722)	$ (85,048)	$ (85,048)	$ (75,640)
Other comprehensive income	(8,410)	17,419	67,668	27,488	326	(9,408)
Balance at end of period	(17,054)	(57,560)	(17,054)	(57,560)	(84,722)	(85,048)
Income Tax Benefit (Expense)
Balance at beginning of period	3,417	29,612	33,463	33,591	33,591	29,875
Other comprehensive income	3,322	(6,878)	(26,724)	(10,857)	(128)	3,716
Balance at end of period	6,739	22,734	6,739	22,734	33,463	33,591
Net of tax
Balance			2,736,941	2,675,040	2,675,040	2,651,111
Other comprehensive (loss) income	(5,088)	10,541	40,944	16,631	198	(5,692)
Balance	2,523,963	2,744,340	2,523,963	2,744,340	2,736,941	2,675,040
Accumulated Other Comprehensive Loss
Net of tax
Balance	(5,227)	(45,367)	(51,259)	(51,457)	(51,457)	(45,765)
Other comprehensive (loss) income			40,944	16,631	198	(5,692)
Balance	(10,315)	(34,826)	(10,315)	(34,826)	(51,259)	(51,457)
Pension and other benefits
Pre-tax Amount
Unrealized net gains (losses) arising during the period			(78)
Other comprehensive income			(78)		14,853	(27,518)
Income Tax Benefit (Expense)
Unrealized net gains (losses) arising during the period			32
Other comprehensive income			32		(5,867)	10,870
Net of tax
Balance	(26,929)	(35,869)	(26,883)	(35,869)	(35,869)	(19,221)
Unrealized net gains (losses) arising during the period			(46)
Other comprehensive (loss) income			(46)		8,986	(16,648)
Balance	(26,929)	(35,869)	(26,929)	(35,869)	(26,883)	(35,869)
Investment securities
Pre-tax Amount
Unrealized net gains (losses) arising during the period	(9,925)	22,369	92,590	43,488	(3,503)	(1,308)
Reclassification of net gains to net income	(30)	(4,131)	(25,761)	(14,993)	(12,321)	20,822
Other comprehensive income	(9,955)	18,238	66,829	28,495	(15,824)	19,514
Income Tax Benefit (Expense)
Unrealized net gains (losses) arising during the period	3,920	(8,835)	(36,573)	(17,178)	1,384	517
Reclassification of net gains to net income	12	1,633	10,176	5,923	4,867	(8,225)
Other comprehensive income	3,932	(7,202)	(26,397)	(11,255)	6,251	(7,708)
Net of tax
Balance	21,349	(9,329)	(25,106)	(15,533)	(15,533)	(27,339)
Unrealized net gains (losses) arising during the period	(6,005)	13,534	56,017	26,310	(2,119)	(791)
Reclassification of net gains to net income	(18)	(2,498)	(15,585)	(9,070)	(7,454)	12,597
Other comprehensive (loss) income	(6,023)	11,036	40,432	17,240	(9,573)	11,806
Balance	15,326	1,707	15,326	1,707	(25,106)	(15,533)
Cash flow derivative hedges
Pre-tax Amount
Unrealized net gains (losses) arising during the period	1,545	(819)	917	(550)	1,684	(1,404)
Reclassification of net gains to net income				(457)	(387)
Other comprehensive income	1,545	(819)	917	(1,007)	1,297	(1,404)
Income Tax Benefit (Expense)
Unrealized net gains (losses) arising during the period	(610)	324	(359)	217	(665)	554
Reclassification of net gains to net income				181	153
Other comprehensive income	(610)	324	(359)	398	(512)	554
Net of tax
Balance	353	(169)	730	(55)	(55)	795
Unrealized net gains (losses) arising during the period	935	(495)	558	(333)	1,019	(850)
Reclassification of net gains to net income				(276)	(234)
Other comprehensive (loss) income	935	(495)	558	(609)	785	(850)
Balance	$ 1,288	$ (664)	$ 1,288	$ (664)	$ 730	$ (55)